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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: _____
     This Amendment (Check only one.): [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CALAMOS PARTNERS LLC
Address: 2020 Calamos Court
         Naperville, 60563

Form 13F File Number: 028-11885

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph B. O'Boyle
Title: Chief Compliance Officer
Phone: (630) 245-7200

Signature, Place, and Date of Signing:


/s/ Joseph B. O'Boyle                   Naperville, Illinois   February 11, 2009
-------------------------------------   --------------------   -----------------
[Signature]                             [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total:          43
Form 13F Information Table Value Total: $    15,629
                                         (thousands)

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
           Column 1               Column 2            Column 3  Column 4  Column 5           Column 6  Column 7      Column 8
------------------------------ --------------------- --------- ---------- --------          ---------- -------- -----------------
                                                                           PRN or                                Voting Authority
                                                                  Value      SHS       CALL Investment   Other  -----------------
Title of Issuer                Title of Class          Cusip     (x1000)   Amount      /PUT Discretion Managers  Sole Shared None
------------------------------ --------------------- --------- ---------- -------- --- ---- ---------- -------- ----- ------ ----
ALPHA NATURAL RESOURCES INC    CONVERTIBLE SECURITY  02076XAA0        324   500000 prn      Sole       None       500           0
BRISTOW GROUP INC              CONVERTIBLE PREFERRED
                               SECURITY              110394400        293     8000 shs      Sole       None      8000           0
CARRIZO OIL&GAS                CONVERTIBLE SECURITY  144577AA1        501  1100000 prn      Sole       None      1100           0
CENTRAL EURO DISTRIBUTION CP   CONVERTIBLE SECURITY  153435902          1       35 shs CALL Sole       None        35           0
CENTRAL EURO DISTRIBUTION CP   CONVERTIBLE SECURITY  153435AA0        295   590000 prn      Sole       None       590           0
CIENA CORP                     CONVERTIBLE SECURITY  171779AE1        358  1000000 prn      Sole       None      1000           0
COMMSCOPE INC                  CONVERTIBLE SECURITY  203372AD9        300   300000 prn      Sole       None       300           0
COVANTA HOLDING CORP           CONVERTIBLE SECURITY  22282EAA0        458   500000 prn      Sole       None       500           0
DIGITAL RIVER                  CONVERTIBLE SECURITY  25388BAB0        501   500000 prn      Sole       None       500           0
EMC CORP -MASS                 CONVERTIBLE SECURITY  268648AM4        470   500000 prn      Sole       None       500           0
ENERGY CONVERSION DEVICES INC  CONVERTIBLE SECURITY  292659AA7        409   830000 prn      Sole       None       830           0
EXXON MOBIL CORP               COMMON STOCK          30231G102        327     4100 shs      Sole       None      4100           0
FEI COMPANY                    CONVERTIBLE SECURITY  30241LAF6        459   600000 prn      Sole       None       600           0
GENERAL CABLE CORP             CONVERTIBLE SECURITY  369300AD0        350   600000 prn      Sole       None       600           0
GENERAL ELECTRIC CO            COMMON STOCK          369604103        165    10200 shs      Sole       None     10200           0
HEWLETT-PACKARD CO.            COMMON STOCK          428236103        207     5700 shs      Sole       None      5700           0
HLTH CORP                      CONVERTIBLE SECURITY  94769MAG0        615   750000 prn      Sole       None       750           0
HORNBECK OFFSHORE SERVICES INC CONVERTIBLE SECURITY  440543AE6        333   600000 prn      Sole       None       600           0
INFORMATICA CORP               CONVERTIBLE SECURITY  45666QAB8        278   300000 prn      Sole       None       300           0
JA SOLAR HOLDINGS CO           CONVERTIBLE SECURITY  466090AA5        420  1000000 prn      Sole       None      1000           0
JOHNSON & JOHNSON              COMMON STOCK          478160104        215     3600 shs      Sole       None      3600           0
LAWSON SOFTWARE INC            CONVERTIBLE SECURITY  52078PAA0        350   450000 prn      Sole       None       450           0
LEGG MASON INC                 CONVERTIBLE PREFERRED
                               SECURITY              524901303        220    10000 shs      Sole       None     10000           0
MACROVISION CORP               CONVERTIBLE SECURITY  555904AB7        574   800000 prn      Sole       None       800           0
MENTOR GRAPHICS                CONVERTIBLE SECURITY  587200AD8        870  1000000 prn      Sole       None      1000           0
MILLIPORE CORP                 CONVERTIBLE SECURITY  601073AD1        263   300000 prn      Sole       None       300           0
MYLAN LABORATORIES INC         CONVERTIBLE PREFERRED
                               SECURITY              628530206        395      600 shs      Sole       None       600           0
OMNICOM GRP                    CONVERTIBLE SECURITY  681919AK2        298   300000 prn      Sole       None       300           0
ORBITAL SCIENCES CORP          CONVERTIBLE SECURITY  685564AN6        275   300000 prn      Sole       None       300           0
PFIZER INC                     COMMON STOCK          717081103        354    20000 shs      Sole       None     20000           0
PSS WORLD MED                  CONVERTIBLE SECURITY  69366AAB6        338   300000 prn      Sole       None       300           0
SBA COMM CORP                  CONVERTIBLE SECURITY  78388JAJ5        239   300000 prn      Sole       None       300           0
SCHOOL SPECIALTY               CONVERTIBLE SECURITY  807863AL9        492   700000 prn      Sole       None       700           0
SMITHFIELD FOODS INC           CONVERTIBLE SECURITY  832248AR9        259   350000 prn      Sole       None       350           0
SONOSITE INC                   CONVERTIBLE SECURITY  83568GAA2        215   300000 prn      Sole       None       300           0
SPARTAN STORES                 CONVERTIBLE SECURITY  846822AE4        544   700000 prn      Sole       None       700           0
SPSS INC                       CONVERTIBLE SECURITY  78462KAB8        389   500000 prn      Sole       None       500           0
SYBASE INC                     CONVERTIBLE SECURITY  871130AB6        329   300000 prn      Sole       None       300           0
THORATEC CORP                  CONVERTIBLE SECURITY  885175AB5        240   250000 prn      Sole       None       250           0
TYSON FOODS                    CONVERTIBLE SECURITY  902494AP8        406   500000 prn      Sole       None       500           0
US BANCORP                     CONVERTIBLE SECURITY  902973AQ9        357   400000 prn      Sole       None       400           0
VERISIGN INC                   CONVERTIBLE SECURITY  92343EAD4        317   500000 prn      Sole       None       500           0
WESCO INTL INC                 CONVERTIBLE SECURITY  95082PAE5        629   800000 prn      Sole       None       800           0
                                                               15,628,780